Cash and Cash Equivalents and Short-term Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-Term Investments

At September 30, 2013 and December 31, 2012, the balance of the Company’s cash, cash equivalents and short-term investments approximated their fair values. All short-term investments at September 30, 2013 mature in less than one year. The Company invests its cash and cash equivalents and short-term investments in money market funds, commercial paper, certificates of deposit and corporate and government notes. All of these securities are classified as available-for-sale with the unrealized gain and loss being recorded in accumulated other comprehensive income.

2. Cash and Cash Equivalents and Short-term Investments

A summary of cash and cash equivalents and short-term investments, classified as available-for-sale and carried at fair value is as follows (in thousands):

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized (Loss)	Estimated Fair Value
December 31, 2012
Cash and cash equivalents	$7,414	$—	$—	$7,414

Short-term investments:
U.S. Treasury notes	$203	$—	$—	$203

Total	$7,617	$—	$—	$7,617

December 31, 2011
Cash and cash equivalents	$2,148	$—	$—	$2,148

Short-term investments:
Commercial paper	$799	$—	$—	$799
Certificates of deposit	730	—	—	730
U.S. Treasury notes	4,986	1	—	4,987

Total	$6,515	$1	$—	$6,516

All short-term investments at December 31, 2012 and 2011 mature in less than one year. Unrealized holding gains and losses on securities classified as available-for-sale are recorded in accumulated other comprehensive income (loss).